INCOME TAXES - Deferred Tax Assets, Net of Valuation Allowance (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Non-current deferred income tax assets	$ 119	$ 424
Non-current deferred income tax liabilities	(79)	(34)
Total deferred tax assets, net of valuation allowance	$ 40	$ 390